RETIREMENT PLANS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Aug. 02, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Retirement Benefits [Abstract]
Retirment plan, description	the Company consolidated its 401(k) plans into two plans, in one of which the Company has the discretionary option of matching employee contributions and in the other the Company matches 20% on the first 100% contribution. In either Plan, employees can contribute 1% to 98% of gross salary up to a maximum permitted by law.			In one of which the Company has the discretionary option of matching employee contributions and in the other the Company matches 20% on the first 100% contribution. In either Plan, employees can contribute 1% to 98% of gross salary up to a maximum permitted by law			In each Plan employees could contribute up to a maximum
Retirement expense		$ 52,028	$ 0	$ 56,321	$ 12,727	$ 0	$ 45,867